LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessor Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities Recorded on the Consolidated Balance Sheet
	As of December 31,
	2022	2023

Assets
Operating Leases
Operating lease right-of-use assets	876	1,721

Liabilities
Current liabilities
Current maturities of operating leases	718	447
Long-term liabilities
Non-current operating leases	54	1,206

Weighted Average Remaining Lease Term
Operating leases	0.45	3.73
Weighted Average Discount Rate
Operating leases	6.11%	13.3%

Schedule of Lease Costs
	Year Ended December 31,
	2022	2023
Operating lease cost:	797	745

Schedule of Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
	2022	2023
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	989	799

Schedule of Undiscounted Cash Flows Under Leases
Operating Leases
For the year ending December 31,
2024	592
2025	539
2026 and thereafter	912
Total minimum lease payments	2,043

Less: amount of lease payments representing interest	(390)
Present value of future minimum lease payments	1,653
Less: Current maturities of operating leases	447
Long-term operating leases liabilities	1,206